SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	May. 21, 2015 shares	Nov. 22, 2013 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 Increment $ / shares shares
Nordic American Tankers Limited [Member]
Class of Stock [Line Items]
Warrants exercisable (in shares)				333,333
Exercise price (in dollars per share) | $ / shares				$ 13.82
Percentage of warrants vesting increments		20.00%
Percentages of increase in volume weighted average price		10.00%
Minimum business days required for exercise level of VWAP		10 days
VWAP minimum trading volume of exercise levels | $		$ 2.0
Warrant maturity date		Dec. 31, 2015
Net impact on equity | $			$ 0.0
Number of warrants increments | Increment				2
Nordic American Tankers Limited [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage of common shares increases		25.00%
Nordic American Tankers Limited [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of common shares increases		65.00%
Nordic American Offshore Limited [Member]
Class of Stock [Line Items]
Stock repurchased (in shares)			500,000
Share repurchased program term			2 years
Nordic American Offshore Limited [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock repurchased (in shares)	2,500,000
Private Placement [Member] | Nordic American Tankers Limited [Member]
Class of Stock [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 15.00
Private Placement [Member] | Nordic American Tankers Limited [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrants exercisable (in shares)		833,333